Borrowings (Outstanding Balances and Related Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowings [Abstract]
Short-term Debt, Average Outstanding Amount	$ 36,514	$ 30,832
Short-term Debt, Average Interest Rate During the Year	0.21%	0.21%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 49,634	$ 49,914
Short-term Debt, Weighted Average Interest Rate	0.20%	0.21%